Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2015
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information
Capital Product Partners L.P. (the “Partnership”) was formed on January 16, 2007, under the laws of the Marshall Islands. The Partnership is an international shipping company. Its fleet of thirty four modern high specification vessels consists of four suezmax crude oil tankers, twenty modern medium range tankers all of which are classed as IMO II/III chemical/product carriers, nine post-panamax container carrier vessels and one capesize bulk carrier. Its vessels are capable of carrying a wide range of cargoes, including crude oil, refined oil products, such as gasoline, diesel, fuel oil and jet fuel, edible oils and certain chemicals such as ethanol as well as dry cargo and containerized goods under short-term voyage charters and medium to long-term time and bareboat charters.
The consolidated financial statements include the following vessel-owning companies and operating companies which were all incorporated or formed under the laws of the Marshall Islands and Liberia.

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	DWT	Date acquired by the Partnership	Date acquired by CMTC
Capital Product Operating GP LLC	01/16/2007	—	—	—	—

Crude Carriers Corp.	10/29/2009	—	—	09/30/2011	—

Crude Carriers Operating Corp.	01/21/2010	—	—	09/30/2011	—

Shipping Rider Co.	09/16/2003	M/T Atlantas (M/T British Ensign)	36,760	04/04/2007	04/26/2006

Canvey Shipmanagement Co.	03/18/2004	M/T Assos	47,872	08/16/2010 04/04/2007	05/17/2006

Centurion Navigation Limited	08/27/2003	M/T Aktoras (M/T British Envoy)	36,759	04/04/2007	07/12/2006

Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos	36,760	04/04/2007	08/16/2006

Carnation Shipping Company	11/10/2003	M/T Arionas	36,725	04/04/2007	11/02/2006

Apollonas Shipping Company	02/10/2004	M/T Avax	47,834	04/04/2007	01/12/2007

Tempest Maritime Inc.	09/12/2003	M/T Aiolos (M/T British Emissary)	36,725	04/04/2007	03/02/2007

Iraklitos Shipping Company	02/10/2004	M/T Axios	47,872	04/04/2007	02/28/2007

Epicurus Shipping Company	02/11/2004	M/T Atrotos	47,786	03/01/2010 05/08/2007	05/08/2007

Laredo Maritime Inc.	02/03/2004	M/T Akeraios	47,781	07/13/2007	07/13/2007

Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos	47,782	09/20/2007	09/20/2007

Splendor Shipholding S.A.	07/08/2004	M/T Anemos I	47,782	09/28/2007	09/28/2007

Ross Shipmanagement Co.	12/29/2003	M/T Attikos (1)	12,000	09/24/2007	01/20/2005

Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II (M/T Overseas Serifos)	51,258	01/29/2008	01/29/2008

Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio II	159,982	03/27/2008	07/31/2007

Forbes Maritime Co.	02/03/2004	M/T Aristofanis (2)	12,000	04/30/2008	06/02/2005

Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II (M/T Overseas Sifnos)	51,226	06/17/2008	06/17/2008

Belerion Maritime Co.	01/24/2006	M/T Aris II (M/T Overseas Kimolos)	51,218	08/20/2008	08/20/2008

Mango Finance Corp.	07/14/2006	M/T Agamemnon II (3)	51,238	04/07/2009	11/24/2008

Navarro International S.A.	07/14/2006	M/T Ayrton II	51,260	04/13/2009	04/10/2009

Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis	36,721	06/30/2010	03/29/2006

Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/09/2011	01/25/2011

Cooper Consultants Co. renamed to Miltiadis M II Carriers Corp.	04/06/2006	M/T Miltiadis M II	162,397	09/30/2011	04/26/2006

Amoureux Carriers Corp.	04/14/2010	M/T Amoureux	149,993	09/30/2011	—

Aias Carriers Corp.	04/14/2010	M/T Aias	150,393	09/30/2011	—

Agamemnon Container Carrier Corp.	04/19/2012	M/V Agamemnon	108,892	12/22/2012	06/28/2012

Archimidis Container Carrier Corp.	04/19/2012	M/V Archimidis	108,892	12/22/2012	06/22/2012

Aenaos Product Carrier S.A.	10/16/2013	M/T Aristotelis	51,604	11/28/2013	—

Anax Container Carrier S.A	04/08/2011	M/V Hyundai Prestige	63,010	09/11/2013	02/19/2013

Hercules Container Carrier S.A.	04/08/2011	M/V Hyundai Premium	63,010	03/20/2013	03/11/2013

Iason Container Carrier S.A	04/08/2011	M/V Hyundai Paramount	63,010	03/27/2013	03/27/2013

Thiseas Container Carrier S.A.	04/08/2011	M/V Hyundai Privilege	63,010	09/11/2013	05/31/2013

Cronus Container Carrier S.A.	07/19/2011	M/V Hyundai Platinum	63,010	09/11/2013	06/14/2013

Miltiadis M II Corp.	08/28/2012	-	-	-	-
Dias Container Carrier S.A	05/16/2013	M/V Akadimos (CMA CGM Amazon) (4)	115,145	06/10/2015	06/10/2015
Poseidon Container Carrier S.A	05/16/2013	M/V Adonis (CMA CGM Uruguay) (4)	115,639	09/18/2015	09/18/2015
Isiodos Product Carrier S.A	05/31/2013	M/T Active (4)	50,136	03/31/2015	03/31/2015
Titanas Product Carrier S.A	05/31/2013	M/T Amadeus (4)	50,108	06/30/2015	06/30/2015

(1	)Was sold on February 14, 2012.
(2	)Was sold on April 4, 2012.
(3) (4)	Was sold on November 5, 2013. Vessels that were acquired according to the terms of the Master Vessel Acquisition Agreement (“Master Agreement”) (Notes 5, 12)